Note 20 - Subsequent Events	12 Months Ended
Dec. 31, 2014
Subsequent Events [Abstract]
Subsequent Events
SUBSEQUENT EVENTS

Series A Preferred Stock Dividend

As discussed in Note 12 (Stockholders’ Equity) 10,050,290 shares of our common stock were issued on January 2, 2015 as a dividend on the Series A Preferred Stock.

Arysta Acquisition and Series B Preferred Stock

On February 13, 2015, we completed the Arysta Acquisition for approximately $3.57 billion, consisting of $2.93 billion in cash, subject to working capital and other adjustments, and $600 million of Platform’s Series B Preferred Stock issued to the Seller.

The Series B Preferred Stock may be converted into a maximum of 22,107,590 shares of our common stock. To the extent that the aggregate value of such 22,107,590 shares of common stock is less than $600 million (based on a 10-day volume weighted average price), then, such shortfall would be payable in cash by Platform as additional purchase price.

In connection with the Arysta Acquisition and the issuance of the Series B Preferred Stock, we entered into a registration rights agreement with the Seller dated February 17, 2015, pursuant to which we agreed to (i) file a registration statement with the SEC covering the resale of a maximum of 22,107,590 shares of common stock issuable upon conversion of the Series B Preferred Stock, as soon as reasonably practicable following the issuance of the Series B Preferred Stock, and (ii) use our commercially reasonable efforts to cause the SEC to declare such registration statement effective by not later than six months following the date of the registration rights agreement. On February 25, 2015, we filed the Seller Resale Registration Statement to register the resale of a maximum of 22,107,590 shares of common stock. Such resale registration statement was amended on March 20, 2015 and is expected to be declared effective in early April 2015.

Notes Offering

In connection with the Arysta Acquisition, on February 2, 2015, we completed the private offering of $1.10 billion aggregate principal amount of 6.50% USD Notes due 2022, and €350 million aggregate principal amount of 6.00% EUR Notes due 2023. The Notes are governed by an indenture, dated February 2, 2015, as amended on February 13, 2015. The 6.50% USD Notes due 2022 and the 6.00% EUR Notes due 2023 will mature on February 1, 2022 and February 1, 2023, respectively, unless earlier redeemed. The 6.50% USD Notes due 2022 and the 6.00% EUR Notes due 2023 will bear interest at a rate of 6.50% and 6.00% per year, respectively, until maturity. Interest will be payable in cash, semi-annually in arrears, on February 1 and August 1 of each year, beginning on August 1, 2015. Platform will make each interest payment to the holders of record to be determined on the immediately preceding January 15 and July 15.

The Notes are (i) Platform’s senior unsecured obligations, will rank equally in right of payment with all of Platform’s existing and future senior unsecured debt and will rank senior in right of payment to all of Platform’s existing and future unsecured subordinated debt; (ii) effectively subordinated to Platform’s secured indebtedness, including the debt outstanding under Platform’s amended and restated credit agreement, to the extent of the value of the assets securing such debt, and will be structurally subordinated to indebtedness and other liabilities, including trade payables, of Platform’s non-guarantor subsidiaries; and (iii) jointly and severally, fully and unconditionally guaranteed on a senior unsecured basis generally by our current and future direct and indirect domestic subsidiaries that guarantee our Amended and Restated Credit Agreement.

Amendment to Amended and Restated Credit Agreement

On February 13, 2015, we entered into and closed the transactions contemplated by an Amendment No. 3 to the Amended and Restated Credit Agreement which, among other things, provided for (i) New Tranche B-2 of Term Loans denominated in U.S. dollars in an aggregate principal amount of up to $500 million, (ii) an increase in the size of the existing Euro Tranche Term Loan facility by €83.0 million to €287 million (iii) an increase in the size of the existing U.S. Dollar revolving credit facility by $75.0 million to $163 million, and (iv) an increase in the size of the existing multicurrency revolving credit facility by $75.0 million to $163 million. Concurrently with the closing of the Arysta Acquisition, the additional $500 million of New Tranche B-2 Term Loans (less original issue discount of 1%), the additional €83.0 million of Euro Tranche Term Loan facility (less original issue discount of 2%) and $160 million under the U.S. Dollar revolving credit facility were borrowed to fund a portion of the cash consideration for the Arysta Acquisition.

The New Tranche B-2Term Loans bear interest at a rate per annum equal to 3.75% plus an adjusted Euro currency rate, or 2.75% plus an adjusted base rate, calculated as set forth in the Amended and Restated Credit Agreement, and mature on June 7, 2020. Pursuant to Amendment No.3, the previously existing Tranche B term loans will bear interest at 3.50% per annum plus an adjusted Euro currency rate, or 2.50% plus an adjusted base rate, calculated as set forth in the Amended and Restated Credit Agreement. Revolving loans bear interest at a rate per annum equal to 3.00% plus an adjusted Euro currency rate, or 2.00% plus an adjusted base rate, each as calculated as set forth in the Amended and Restated Credit Agreement, and mature on June 7, 2018.

Except as set forth in Amendment No. 3 and above, the New Tranche B-2Term Loans shall have identical terms as the existing Tranche B term loans and shall be otherwise subject to the provisions of the Amended and Restated Credit Agreement.

Amendment No. 3 also, among other things, provides additional flexibility with respect to certain negative covenants, including by increasing certain dollar baskets.

Option Exercise

On April 23, 2013 (date of our inception), Alun Cathcart, a former non-founder director, was granted a five year option to acquire 75,000 ordinary shares. This option is fully vested and, upon our Domestication into Delaware on January 22, 2014, became an option to acquire shares of our common stock. On March 16, 2015, Mr. Cathcart exercised his option and 75,000 shares of our common stock were issued to him on March 19, 2015.

Additional Stock Issuances to Certain Directors

On March 17, 2015, effective March 25, 2015, as contemplated by the Director Compensation Policy previously adopted by the Board on October 31, 2013, the Board approved the grant to each of Michael F. Goss and E. Stanley O’Neal, directors of Platform, of 3,821 RSUs that will vest on March 17, 2016, provided that each of them continues to serve as a director of Platform through and on such vesting date. Each RSU represents a contingent right to receive one share of our common stock.

Legal Proceedings

On February 19, 2015, MacDermid, as plaintiff, settled a litigation with Cookson Group plc, Enthone Inc., Cookson Electronics and David North, as defendants, for $25.0 million. The litigation related to certain corporate activities that occurred between MacDermid and the defendants in 2006 and 2007. All proceeds from this litigation are subject to the pending litigation provisions of our Business Combination Agreement and Plan of Merger dated as of October 10, 2013.

Other

The Company has evaluated subsequent events through the date of the filing of this Annual Report. There were no other events or transactions during this evaluation that require recognition or disclosure in the financial statements.